Goodwill & Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 10, 2025
Goodwill & Intangible Assets [Line Items]
Amortization expenses	$ 667	$ 575	$ 818
Total consideration				$ 125
Estimated fair value				$ 1,525
Cash flow projections covering term	5 years	5 years
Growth rate	1.00%	1.00%
Discount rate	1.00%	1.00%
Value-in-use	$ 3,151
Potential impairment		$ 4,150
Goodwill	4,118	4,118
Intangible Assets Other Than Goodwill [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss	$ 0	$ 0	$ 2,680
NetNut CGU [Member]
Goodwill & Intangible Assets [Line Items]
Growth rate	3.00%	3.00%
Discount rate	21.90%	25.50%
Value-in-use		$ 2,236
Potential impairment	$ 3,501
Goodwill	$ 4,118	$ 4,118